Equity - Summary of Basic and Diluted Earnings Per Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [abstract]
Loss from continuing operations attributable to shareholders of the company	$ (467)	$ (118)
Shareholders of the company	873	2,527
Profit attributable to shareholders of the company	$ 406	$ 2,409
Weighted average shares outstanding (in shares)	516,011	517,828
Dilutive effect of share options (in shares)	4,031	7,516
Weighted average diluted shares outstanding (in shares)	520,042	525,344
Loss per share from continuing operations
Basic (in dollars per share)	$ (0.90)	$ (0.23)
Diluted (in dollars per share)	(0.90)	(0.23)
Earnings per share from discontinued operations
Basic (in dollars per share)	1.69	4.88
Diluted (in dollars per share)	1.68	4.81
Basic earnings per share (in dollars per share)	0.79	4.65
Diluted earnings per share (in dollars per share)	$ 0.78	$ 4.59